Financial Instruments at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Financial Instruments At Fair Value Through Profit Or Loss [Abstract]
Summary of Financial Instruments at Fair Value through Profit or Loss

	December 31
	2021	2022
	NT$	NT$
	(In Millions)
Financial assets-current
Mandatorily measured at FVTPL
Derivatives (not designated for hedge)
Forward exchange contracts	$—	$3
Non-derivatives
Listed stocks - domestic	3	1

	$3	$4

Financial assets-noncurrent
Mandatorily measured at FVTPL
Non-derivatives
Non-listed stocks - domestic	$648	$758
Non-listed stocks - foreign	237	103
Limited partnership - domestic	24	135
Film and drama investing agreements	—	24

	$909	$1,020

Financial liabilities-current
Held for trading
Derivatives (not designated for hedge)
Forward exchange contracts	$6	$—

Disclosure of Detailed Information Outstanding Derivative Contracts Not Designated for Hedge Explanatory

Outstanding forward exchange contracts not designated for hedge as of balance sheet dates were as follows:

		Maturity	Contract Amount
	Currency	Period	(In Millions)
December 31, 2021
Forward exchange contracts - buy	NT$/EUR	2022.03	NT$257/EUR8

December 31, 2022
Forward exchange contracts - buy	NT$/EUR	2023.03	NT$62/EUR2